Subsequent events (Details) - $ / shares									9 Months Ended	12 Months Ended
	Nov. 02, 2020	Sep. 02, 2020	May 26, 2020	Feb. 25, 2020	Nov. 14, 2019	Aug. 29, 2019	May 28, 2019	Feb. 26, 2019	Sep. 30, 2020	Dec. 31, 2019
Dividend Payment [Abstract]
Per common share (in dollars per share)		$ 0.48	$ 0.35	$ 0.32	$ 0.05	$ 0.02	$ 0.08	$ 0.05	$ 1.15	$ 0.20
Subsequent events [Member]
Dividend Payment [Abstract]
Per common share (in dollars per share)	$ 0.20
Dividend payable, record date	Nov. 18, 2020
Dividend payable date	Nov. 25, 2020